Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	3.31135%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,563,148.14

Principal:
Principal Collections	$35,788,252.78
Prepayments in Full	$20,615,631.86
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$56,403,884.64
Collections	$60,967,032.78

Purchase Amounts:
Purchase Amounts Related to Principal	$572,273.01
Purchase Amounts Related to Interest	$2,110.06
Sub Total	$574,383.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$61,541,415.85

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$61,541,415.85
Servicing Fee	$1,405,119.89	$1,405,119.89	$0.00	$0.00	$60,136,295.96
Interest - Class A-1 Notes	$720,409.67	$720,409.67	$0.00	$0.00	$59,415,886.29
Interest - Class A-2a Notes	$1,201,717.33	$1,201,717.33	$0.00	$0.00	$58,214,168.96
Interest - Class A-2b Notes	$533,495.28	$533,495.28	$0.00	$0.00	$57,680,673.68
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$55,742,924.35
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$55,141,710.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,141,710.85
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$54,943,151.60
Second Priority Principal Payment	$14,184,867.70	$14,184,867.70	$0.00	$0.00	$40,758,283.90
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$40,620,954.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,620,954.40
Regular Principal Payment	$231,975,786.65	$40,620,954.40	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$61,541,415.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$14,184,867.70
Regular Principal Payment					$40,620,954.40
Total					$54,805,822.10

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$54,805,822.10	$179.84	$720,409.67	$2.36	$55,526,231.77	$182.20
Class A-2a Notes	$0.00	$0.00	$1,201,717.33	$3.77	$1,201,717.33	$3.77
Class A-2b Notes	$0.00	$0.00	$533,495.28	$2.67	$533,495.28	$2.67
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$54,805,822.10	$34.71	$5,330,473.86	$3.38	$60,136,295.96	$38.09

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$246,160,654.35	0.8077727	$191,354,832.25	0.6279282
Class A-2a Notes	$319,040,000.00	1.0000000	$319,040,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,520,360,654.35	0.9628996	$1,465,554,832.25	0.9281891

Pool Information
Weighted Average APR	3.290%	3.291%
Weighted Average Remaining Term	53.82	52.98
Number of Receivables Outstanding	51,597	50,587
Pool Balance	$1,686,143,871.29	$1,629,167,370.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,525,741,468.51	$1,474,605,786.65
Pool Factor	0.9661038	0.9334582

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$154,561,584.22
Targeted Overcollateralization Amount	$205,841,203.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$163,612,538.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$342.77
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$342.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		86	$688.22
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$688.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$8.00
Average Net Loss for Receivables that have experienced a Realized Loss			$8.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	228	$8,339,683.22
61-90 Days Delinquent	0.04%	17	$571,600.09
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.55%	245	$8,911,283.31

Repossession Inventory:
Repossessed in the Current Collection Period		5	171136.28
Total Repossessed Inventory		6	232734.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0336%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0351%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	2

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	138	$5,598,818.99
2 Months Extended	154	$6,291,438.92
3+ Months Extended	12	$421,513.67

Total Receivables Extended	304	$12,311,771.58
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer